Supplemental Cash Flow information	12 Months Ended
Dec. 31, 2018
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Supplemental Cash Flow information
36.	Supplemental Cash Flow information

36.1	Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2018	12.31.2017	12.31.2016
Payments made during the period:
Interest	212.7	186.4	175.0
Income tax and social contribution	23.3	28.6	153.9
Non-cash financing and investing transactions
Property, plant and equipment, transfer to pool parts inventory	(29.5)	(21.6)	2.5
Property, plant and equipment, transfer to financial guarantees	—	—	45.7
Property, plant and equipment, transfer from intangible assets	—	—	7.5
Property, plant and equipment, transfer for providing for the sale of inventory	(112.7)	(100.8)	(34.8)
Impairment of assets	(55.2)	(58.4)	—
Government grants	—	(4.3)	(51.5)